SEI ASSET ALLOCATION TRUST

Diversified Global Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund

Supplement dated August 13, 2010 to the
Class A Shares Prospectus, Class D Shares Prospectus and Class I Shares Prospectus,
each dated July 31, 2010

This supplement provides new and additional information beyond that contained in the Class A Shares, Class D Shares and Class I Shares Prospectuses, and should be read in conjunction with such Prospectuses.

Notification of Fund Name Changes

At a meeting held on August 12, 2010, the Board of Trustees of SEI Asset Allocation Trust approved the following fund name changes, effective August 13, 2010:

Current Name	New Name
Diversified Global Moderate Growth Fund	Diversified Market Growth Fund

Diversified Global Growth Fund	Diversified Aggressive Growth Fund

Diversified Global Stock Fund	Diversified Aggressive Stock Fund

Accordingly, all references in the Prospectuses to the "Diversified Global Moderate Growth Fund," "Diversified Global Growth Fund" and "Diversified Global Stock Fund" are hereby deleted and replaced with "Diversified Market Growth Fund," Diversified Aggressive Growth Fund" and "Diversified Aggressive Stock Fund," respectively. Each Fund's investment objective and principal investment strategy will not change as a result of its name change and the Funds will continue to be managed in the manner described in the Prospectuses.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-687 (8/10)

SEI ASSET ALLOCATION TRUST

Diversified Global Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund

Supplement dated August 13, 2010
to the Statement of Additional Information ("SAI") dated July 31, 2010

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Notification of Fund Name Changes

At a meeting held on August 12, 2010, the Board of Trustees of SEI Asset Allocation Trust approved the following fund name changes, effective August 13, 2010:

Current Name	New Name
Diversified Global Moderate Growth Fund	Diversified Market Growth Fund

Diversified Global Growth Fund	Diversified Aggressive Growth Fund

Diversified Global Stock Fund	Diversified Aggressive Stock Fund

Accordingly, all references in the SAI to the "Diversified Global Moderate Growth Fund," "Diversified Global Growth Fund" and "Diversified Global Stock Fund" are hereby deleted and replaced with "Diversified Market Growth Fund," Diversified Aggressive Growth Fund" and "Diversified Aggressive Stock Fund," respectively. Each Fund's investment objective and principal investment strategy will not change as a result of its name change and the Funds will continue to be managed in the manner described in their respective prospectuses.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-688 (8/10)